Principal subsidiaries - Summary Of Principal Subsidiaries (Detail) $ in Millions	12 Months Ended
Oct. 31, 2025 CAD ($)
Royal Bank Holding Inc. [Member]
Disclosure of subsidiaries [line items]
Principal subsidiaries	Royal Bank Holding Inc.
Principal office address	Toronto, Ontario, Canada
Carrying value of voting shares owned by the Bank	$ 103,027
RBC Direct Investing Inc. [Member]
Disclosure of subsidiaries [line items]
Principal subsidiaries	RBC Direct Investing Inc.
Principal office address	Toronto, Ontario, Canada
RBC Insurance Holdings Inc. [Member]
Disclosure of subsidiaries [line items]
Principal subsidiaries	RBC Insurance Holdings Inc.
Principal office address	Mississauga, Ontario, Canada
RBC Life Insurance Company [Member]
Disclosure of subsidiaries [line items]
Principal subsidiaries	RBC Life Insurance Company
Principal office address	Mississauga, Ontario, Canada
Investment Holdings (Cayman) Limited [Member]
Disclosure of subsidiaries [line items]
Principal subsidiaries	Investment Holdings (Cayman) Limited
Principal office address	George Town, Grand Cayman, Cayman Islands
RBC (Cayman) Funding Ltd. [Member]
Disclosure of subsidiaries [line items]
Principal subsidiaries	RBC (Cayman) Funding Ltd.
Principal office address	George Town, Grand Cayman, Cayman Islands
Capital Funding Alberta Limited [Member]
Disclosure of subsidiaries [line items]
Principal subsidiaries	Capital Funding Alberta Limited
Principal office address	Calgary, Alberta, Canada
RBC Global Asset Management Inc. [Member]
Disclosure of subsidiaries [line items]
Principal subsidiaries	RBC Global Asset Management Inc.
Principal office address	Toronto, Ontario, Canada
RBC Investor Services Trust [Member]
Disclosure of subsidiaries [line items]
Principal subsidiaries	RBC Investor Services Trust
Principal office address	Toronto, Ontario, Canada
RBC (Barbados) Trading Bank Corporation [Member]
Disclosure of subsidiaries [line items]
Principal subsidiaries	RBC (Barbados) Trading Bank Corporation
Principal office address	St. James, Barbados
RBC US Group Holdings LLC [Member]
Disclosure of subsidiaries [line items]
Principal subsidiaries	RBC US Group Holdings LLC
Principal office address	Toronto, Ontario, Canada
Carrying value of voting shares owned by the Bank	$ 38,425
RBC USA Holdco Corporation [Member]
Disclosure of subsidiaries [line items]
Principal subsidiaries	RBC USA Holdco Corporation
Principal office address	New York, New York, U.S.
RBC Capital Markets, LLC [Member]
Disclosure of subsidiaries [line items]
Principal subsidiaries	RBC Capital Markets, LLC
Principal office address	New York, New York, U.S.
City National Bank [Member]
Disclosure of subsidiaries [line items]
Principal subsidiaries	City National Bank
Principal office address	Los Angeles, California, U.S.
RBC Dominion Securities Limited [Member]
Disclosure of subsidiaries [line items]
Principal subsidiaries	RBC Dominion Securities Limited
Principal office address	Toronto, Ontario, Canada
Carrying value of voting shares owned by the Bank	$ 19,306
RBC Dominion Securities Inc. [Member]
Disclosure of subsidiaries [line items]
Principal subsidiaries	RBC Dominion Securities Inc.
Principal office address	Toronto, Ontario, Canada
Royal Bank Mortgage Corporation [Member]
Disclosure of subsidiaries [line items]
Principal subsidiaries	Royal Bank Mortgage Corporation
Principal office address	Toronto, Ontario, Canada
Carrying value of voting shares owned by the Bank	$ 7,420
RBC Europe Limited [Member]
Disclosure of subsidiaries [line items]
Principal subsidiaries	RBC Europe Limited
Principal office address	London, England
Carrying value of voting shares owned by the Bank	$ 5,822
The Royal Trust Company [Member]
Disclosure of subsidiaries [line items]
Principal subsidiaries	The Royal Trust Company
Principal office address	Montreal, Quebec, Canada
Carrying value of voting shares owned by the Bank	$ 1,782
Royal Trust Corporation of Canada [Member]
Disclosure of subsidiaries [line items]
Principal subsidiaries	Royal Trust Corporation of Canada
Principal office address	Toronto, Ontario, Canada
Carrying value of voting shares owned by the Bank	$ 785